Other receivables, net	6 Months Ended
Jun. 30, 2024
Receivables [Abstract]
Other receivables, net

Note 6 – Other receivables, net

Other receivables, net consist of the following:

	June 30, 2024	December 31, 2023

Receivables from sales of short-term investment	$1,888,662	$6,788,662
Others	345,147	323,235
Total other receivables	$2,233,809	$7,111,897
Allowance for expected credit losses	(1,888,662)	(1,888,662)
Total other receivables, net	$345,147	$5,223,235

The Company does not require collateral for other receivables. The Company maintains an allowance for its doubtful accounts receivable due to estimated credit losses, and all the allowance for credit losses are accrued directly to the receivables from sales of short-term investment. The Company records the allowance against bad debt expense through the consolidated statements of operations, included in allowance for credit losses, up to the amount of receivables recognized to date. Receivables are written off and charged against the recorded allowance when the Company has exhausted collection efforts without success.